Long-term Debt: (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Long-term Debt - Principal payments (Table)

Twelve month periods ending	Amount
June 30, 2021	$171,876
June 30, 2022	153,199
June 30, 2023	161,273
June 30, 2024	377,792
June 30, 2025	115,139
June 30, 2026 and thereafter	186,944
Total Long term debt	$1,166,223
Unamortized debt issuance costs	(16,500)
Total Long term debt, net	$1,149,723
Current portion of long term debt	171,876
Long term debt, net	977,847

Long-term Debt - Interest and finance costs (Table)

	Six months ended June 30,
	2019	2020
Interest on financing agreements	$41,034	$33,818
Less: Interest capitalized	(629)	—
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 13)	—	(492)
Amortization of debt issuance costs	2,575	3,663
Other bank and finance charges	846	1,392
Interest and finance costs	$43,826	$38,381